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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2011
                                       -------------

Check here if Amendment [_]; Amendment Number: _________________________________

  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vulcan Value Partners, LLC

Address: 3500 Blue Lake Drive, Suite 400
         Birmingham, AL 35423

Form 13F File Number: 28-_________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   F. Hampton McFadden, Jr.

Title:  Chief Compliance Officer

Phone:  205-803-1582

Signature, Place, and Date of Signing:

    /s/ F. Hampton McFadden, Jr.      Birmingham, AL           August 29, 2012
                                                                      --

Report Type:

[X]  13F HOLDINGS REPORT

[_]  13F NOTICE

[_]  13F COMBINATION REPORT

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                                  -----------

Form 13F Information Table Entry Total:               47
                                                  -----------

Form 13F Information Table Value Total:            $202,202
                                                  -----------
                                                  (thousands)

List of Other Included Managers: NONE


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                           FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D APPLE INC                      COM              037833100     2973     8857 SH       SOLE                   5457        0     3400
D C.R. BARD INC                  COM              067383109     2044    18605 SH       SOLE                  11805        0     6800
D BOLT TECHNOLOGY CORP           COM              097698104     1925   155251 SH       SOLE                 155251        0        0
D CHUBB CORP                     COM              171232101     4958    79192 SH       SOLE                  52692        0    26500
D CORELOGIC INC                  COM              21871D103     3268   195592 SH       SOLE                 195592        0        0
D COMCAST "A SPL"                COM              20030N200     6528   269436 SH       SOLE                 194136        0    75300
D CISCO SYSTEMS INC              COM              17275R102     5191   332540 SH       SOLE                 220540        0   112000
D DONALDSON CO                   COM              257651109     2546    41965 SH       SOLE                  41965        0        0
D DIAGEO PLC-ADR                 COM              25243Q205     2884    35225 SH       SOLE                  23925        0    11300
D WALT DISNEY CO                 COM              254687106     7173   183746 SH       SOLE                 139054        0    44692
D DISCOVERY COMMUNICATIONS - A   COM              25470F104      839    20478 SH       SOLE                  20478        0        0
D DISCOVERY COMMUNICATIONS - C   COM              25470F302     2935    80292 SH       SOLE                  48992        0    31300
D DUN & BRADSTREET CORP          COM              26483E100     2531    33510 SH       SOLE                  33510        0        0
D DOVER CORP                     COM              260003108     3191    47064 SH       SOLE                  28664        0    18400
D DIRECTV                        COM              25490A101    10160   199912 SH       SOLE                 151712        0    48200
D ENDURANCE SPECIALTY HOLDINGS   COM              G30397106     3608    87308 SH       SOLE                  87308        0        0
D FAIR ISAAC CORP                COM              303250104     2629    87041 SH       SOLE                  87041        0        0
D GOOGLE INC                     COM              38259P508     9869    19490 SH       SOLE                  14884        0     4606
D HEWLETT-PACKARD                COM              428236103     9705   266617 SH       SOLE                 201717        0    64900
D HEARTLAND PMT SYS              COM              42235N108     2571   124799 SH       SOLE                 124799        0        0
D INTERVAL LEISURE GROUP         COM              46113M108     2534   185108 SH       SOLE                 185108        0        0
D INVESTMENT TECHNOLOGY GROUP    COM              46145F105     4997   356406 SH       SOLE                 356406        0        0
D ITURAN LOCATION & CONTROL LT   COM              M6158M104     2613   185453 SH       SOLE                 185453        0        0
D JARDEN CORPORATION             COM              471109108     2129    61696 SH       SOLE                  61696        0        0
D JANUS CAP GROUP INC            COM              47102X105     3281   347577 SH       SOLE                 347577        0        0
D JOS A BANK CLOTHIERS INC       COM              480838101     1900    37983 SH       SOLE                  37983        0        0
D KMG CHEMICALS I                COM              482564101     1668    99022 SH       SOLE                  99022        0        0
D COCA-COLA CO                   COM              191216100     6743   100212 SH       SOLE                  77212        0    23000
D LINCOLN ELECTRIC HOLDINGS      COM              533900106     1174    32742 SH       SOLE                  32742        0        0
D LENDER PROCESSING SERVICES I C COM              52602E102     2793   133553 SH       SOLE                 133553        0        0
D MASTERCARD INC                 COM              57636Q104     9870    32755 SH       SOLE                  25023        0     7732
D MEDTRONIC INC                  COM              585055106     2542    65980 SH       SOLE                  40894        0    25086
D MARKEL CORP                    COM              570535104     1111     2800 SH       SOLE                   2800        0        0
D MICROSOFT CORP                 COM              594918104     8205   315594 SH       SOLE                 222094        0    93500
D NATHAN'S FAMOUS                COM              632347100     3062   162077 SH       SOLE                 162077        0        0
D NASDAQ STOCK MKT INC           COM              631103108    10134   400553 SH       SOLE                 329653        0    70900
D PROCTER & GAMBLE               COM              742718109     2934    46160 SH       SOLE                  28860        0    17300
D PROASSURANCE CORP              COM              74267C106     3221    46021 SH       SOLE                  46021        0        0
D EVEREST RE GROUP LTD           COM              G3223R108     8378   102489 SH       SOLE                  82289        0    20200
D SONIC CORP                     COM              835451105     2267   213310 SH       SOLE                 213310        0        0
D TEVA PHARMACEUTICAL ADR        COM              881624209     9786   202942 SH       SOLE                 157242        0    45700
D SPEEDWAY MOTORS                COM              847788106     2188   154269 SH       SOLE                 154269        0        0
D WATSON WYATT & CO              COM              891894107     3604    54854 SH       SOLE                  54854        0        0
D TIME WARNER CABLE INC          COM              88732J207     4586    58763 SH       SOLE                  46346        0    12417
D TIME WARNER INC                COM              887317303     3855   106004 SH       SOLE                  73604        0    32400
D TEXAS INSTRUMENTS INC          COM              882508104     3555   108290 SH       SOLE                  67006        0    41284
D WHIRLPOOL CORP                 COM              963320106     5544    68178 SH       SOLE                  51474        0    16704
